Marketable Securities - Schedule of Components of Marketable Securities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components Of Marketable Securities [Abstract]
Equity securities	$ 83,802	$ 0
Put and call options	(78)	0
Financial Assets Marketable Securities Current	$ 83,724	$ 0	$ 0